CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)		3 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)
Shares issued to related party			$ 803,860	$ 803,860
Stock split	0.0167
Convertible notes
Conversion amount			325,000	4,580,000
Short-term Merger Financing
Principal amount			359,896	500,000
Interest amount			$ 7,530
Merger financing
Conversion amount		$ 2,680,437		14,990,000
Principal amount				1,439,586
Interest amount				$ 256,091